GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 10 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2022	2021
	In U.S. dollars in thousands
Salaries and related costs (*)	1,356	528
Professional services	605	67
Vehicle expenses	10	7
Rent and building maintenance	1	5
Others	45	25
	2,017	632

During 2022 and 2021, an amount of $145,000 and $60,000, respectively, of the salaries paid by SleepX was allocated towards management fee charged to AppYea.

(*)	includes stock-based compensation of $1,049,379 and $485,096 respectively.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS